Cover	Jul. 09, 2020
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This Current Report on Form 8-K/A ("Amendment No. 1") amends the Current Report on Form 8-K filed with the Securities and Exchange Commission on July 14, 2020 (the "Original Form 8-K") by General Cannabis Corp (the "Company").
Document Period End Date	Jul. 09, 2020
Entity File Number	000-54457
Entity Registrant Name	GENERAL CANNABIS CORP
Entity Central Index Key	0001477009
Entity Tax Identification Number	90-1072649
Entity Incorporation, State or Country Code	CO
Entity Address, Address Line One	6565 E. Evans Avenue
Entity Address, City or Town	Denver
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80224
City Area Code	303
Local Phone Number	759-1300
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false